Financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities [Abstract]
Financial assets and liabilities
14	Financial assets and liabilities

Categories of financial assets and liabilities

The financial assets and liabilities as of December 31, 2021 and 2020, are summarized as follows:

	2021	2020
Financial assets
Valued at amortized cost
Cash and cash equivalents	$39,567	$105,310
Restricted cash	48,203	37,672
Trade receivables	305,064	130,148
Other accounts receivable	69,118	60,758
Related parties	65,057	42,228
Total current financial assets	$527,009	$376,116

Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$57,106	$129,085
Trade payables	437,005	228,959
Accounts payable and accrued expenses	438,712	486,827
Related parties	144,966	1,458
Total short-term portion of the financial debt	1,077,789	846,329
Long-term financial debt	65,601	53,644
Total financial liabilities	$1,143,390	$899,973

As of December 31, 2021, and 2020, the carrying value of the financial assets and liabilities at amortized cost is considered similar to their fair value.

Financial debt

The information for financing as of December 31, 2021 and 2020 is summarized as follows:

	2021		2020
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Daimler Financial Services México, S. de R.L. de C.V.	$7,076	$11,103	$16,333	$-
Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest and maturing in November 2019.

In order to improve the profile of the schedule of payments, a new debt recognition was formalized on October 11, 2018, in the amount of $28 million at a 12.9% fixed rate, with monthly payments on principal and interest, due October 2021.

In order to face the effects of the Covid-19 pandemic, the Company obtained two grace periods of 3 months each for the principal payment from April to September 2020, extending the term of the loan to January 2022.

On June 19, 2021, a new agreement was signed with the finance company in order to extend the amortization period for a total amount of $19.9 million at a fixed rate of 12.9%, with monthly payments of principal and interest and maturity in June 2024.
Banco Autofin México, S.A. Institución de Banca Múltiple	14,732	7,257	23,352	12,773
Five lines of credit with mortgage surety for $45.8, $34.6, $25.5, $21.6, and $8.4 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, maturing September 2021.

On November 26, 2018, a new line of credit was drawn down in the amount of $20 million at a variable rate at 28-day TIIE, plus 550 base points, due November 2023.

In order to face the effects of the Covid-19 pandemic, the Company obtained a grace period of 6 months in the payment of principal of 4 of the 6 lines, the period applies from the months of January to June of 2020, extending the maturity of those lines correspondingly.
INPIASA, S.A. de C.V. (a)	1,044	-	1,435	-
Contract for line of credit, the first for $15.7 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, and maturing August 2021.

The Company is currently in the process of negotiating with the finance company to restructure the debt repayment schedule.

HSBC, S.A. (a)	-	-	951	-

	2021		2020
	Short-term	Long-term	Short-term	Long-term
$9.77 million line of credit at a variable rate of the 28-day TIIE plus 300 points, with monthly payments of principal and interest, and maturing April 2021.

In order to face the effects of the Covid-19 pandemic, the Company obtained a grace period of 3 months in the payment of principal from the months of May to July 2020, extending the term of each credit line 3 months.

The Company settled the entire line in July 2021.

Banco del Bajío, S.A. Intemza (a)	-	-	211	-
$9.36 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing August 2020.

In order to face the effects of the Covid-19 pandemic, the Company obtained a 6-month grace period in the payment of principal from April to September 2020, extending the term of each credit line 6 months.

The Company settled the entire line in February 2021.

Banco del Bajío, S.A.	4,519	20,715	1,714	9,571
First drawdown for $12.0 million line of credit line with a mortgage guarantee for $30.0 million, variable rate of TIIE 28 days plus 600 points, with monthly payments of principal and interest, maturing in July 2027.

The second drawdown for $18.0 million was made on February 23, 2021, variable rate of TIIE 28 days plus 600 points, with monthly payments of principal and interest, due in July 2027.

Portafolio de Negocios, S.A. de C.V. SOFOM	-	-	2,738	6,334
Line of credit for $10.0 million with a fixed rate of 15.0%, with monthly payments of principal and interest; maturity in July 2023, without prepayment penalty.

The Company settled the entire line in December 2021, making the full payment in advance.

Others investors	18,446	-	12,000	-
Two unsecured loans were contracted, each for $6.0 million at a fixed rate of 15.0% per annum, with principal and interest payments due originally in October 2020.

In January 2021, a principal payment of $1.0 million was made to each line, as part of the negotiation that the Company continues to carry out, with the purpose of improving the amortization profile, extending the payment term of both credits.

In July 2021, a line of credit with multiple drawdowns was contracted, the first being made on July 28. The balance to date is $47.2 million with an initial rate of 15% and maturity in September 2022.

Hewlett Packard	137	485	-	-

	2021		2020
	Short-term	Long-term	Short-term	Long-term
In January 2021, an additional line was contracted for $622.5 thousand pesos, at a fixed rate of 9.87%, monthly payments of principal and interest on unpaid balances with maturity in December 2025.

The Company is in negotiations to improve the conditions and amortization profile of the balance of the lines of credit.

Interest payable	194	-	563	-
Total financial debt in Mexican pesos	46,148	39,560	59,297	28,678

Payable in US dollars
Others	-	-	59,806	-

Unsecured credits were contracted, each one amounting to $3 million dollars at a fixed rate of 11.25%, with semiannual payments of principal and interest, originally due January 2016.

Both credits were contracted again in January 2017, and $1 million dollars on one of them was paid and both were due in July 2017.

The payment rescheduling and outstanding balance amounting to $5 million dollars were formalized in July 2017, with a fixed rate of 11.25% with monthly payments on interest and principal, due July 2018.

A new rescheduling of payments and unpaid balance amounting to $4.5 million dollars was formalized in July 2018, with an 11.25% fixed rate with monthly interest payments. The principal amounting to $500 thousand dollars was paid in July 2018, and the balance of $4 million dollars is due in July 2019.

In order to improve the amortization profile, the Company continued its negotiations with creditors to define a new amortization schedule. On December 20, 2019, the payment of $ 1.0 million dollars was made.

In July 2020, the rescheduling of payments for $3.0 million dollars was formalized, with a fixed rate of 11.25% with monthly payments of interest and principal due in July 2021.

The Company is in a process to capitalize this debt, which has been duly authorized by the Board of Directors and the Shareholders’ Meeting.

	2021		2020
	Short-term	Long-term	Short-term	Long-term

Hewlett Packard	7,429	18,983	4,180	14,679
Two lines of credit for $607.8 dollars and $201.6 dollars, at a fixed rate of 6.84% and 6.13%, monthly payments of principal and interest on unpaid balances and maturing in March and October 2024, respectively.

In order to face the effects of the Covid-19 pandemic, the Company obtained a grace period of 3 months in the payment of principal for the months of May to July, extending the term of each credit line 3 months.

In order to continue with the Company’s technological transformation strategy, 3 additional simple credit lines were contracted for $86.6 thousand dollars, $96.9 thousand dollars and $ 252.1 thousand dollars, at a fixed rate of 5.96%, 7.16% and 4.58% fixed annual, respectively, monthly payments of principal and interest on unpaid balances and maturing in March, April and August 2025.

In January 2021, two additional lines were contracted for $43.3 thousand dollars and $385.0 thousand dollars, at a fixed rate of 5.14% and 4.76%, monthly payments of principal and interest on unpaid balances and maturity in December 2025.

The Company is in negotiations to improve the conditions and amortization profile of the balance of the lines of credit.

PNC, Bank, N.A.	3,529	7,058	3,429	10,287
Line of credit with collateral for $860 thousand dollars, at a fixed rate of 4.40%, semiannual payments of principal and interest on unpaid balances and maturing in July 2024.

Interest payable	-	-	2,373	-
Total financial debt in US dollars	10,958	26,041	69,788	24,966
Total financial debt	$57,106	$65,601	$129,085	$53,644

(a)
They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by Almacenadora de Depósito Moderno, S.A. de C.V. (ADEMSA), a related party.

Covenants

Some of the agreements related to the abovementioned loans contain certain covenants including restricting the payment of dividends, not reducing the capital stock and not splitting, as well as conditioning the sale of assets, the foregoing without prior authorization from the creditor; Likewise, in some cases, a copy of quarterly and audited financial statements must be delivered, as well as reasonable information requested by the creditor. As of December 31, 2021, and 2020, Grupo TMM and subsidiaries complied with the covenants set forth in those contracts.

The interest expense on the financial debt was $25,018 and $38,558 for the periods of twelve months ended December 31, 2021 and 2020, respectively.

The maturity of the long-term financial debt as of December 31, 2021 and 2020 is as follows:

Maturity	2021	2020
2022	$-	$23,638
2023	22,121	16,315
2024	21,762	8,275
2025	10,400	2,703
2026	8,682	2,713
2027	2,636	-
	$65,601	$53,644